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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        April 3, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: Massachusetts Investors Growth Stock Fund (the "Fund") (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 67 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 1999.

         Please call the undersigned or Shauna Fahey at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn